Types and Classifications of Derivative Instruments Designated as Hedges (Detail) (Asset And Liability Management, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional Value	$ 6,637.4	$ 5,759.6
Fair Value Asset	140.7	171.0
Fair Value Liability	114.6	76.0
FAIR VALUE HEDGES | Senior Notes and Long- Term Subordinated Debt | Interest Rate Swap Contracts
Derivative [Line Items]
Notional Value	900.0	1,100.0
Fair Value Asset	126.3	147.0
Fair Value Liability	0.2	0.5
FAIR VALUE HEDGES | Available for Sale Investment Securities | Interest Rate Swap Contracts
Derivative [Line Items]
Notional Value	3,617.0	2,172.0
Fair Value Asset	3.4	2.6
Fair Value Liability	75.1	46.8
CASH FLOW HEDGES | Forecasted Foreign Currency Denominated Transactions | Foreign Exchange Contracts
Derivative [Line Items]
Notional Value	669.0	932.9
Fair Value Asset	8.7	9.4
Fair Value Liability	11.5	27.2
NET INVESTMENT HEDGES | Net Investments in Non-U.S. Affiliates | Foreign Exchange Contracts
Derivative [Line Items]
Notional Value	1,451.4	1,554.7
Fair Value Asset	2.3	12.0
Fair Value Liability	$ 27.8	$ 1.5